Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets and liabilities at fair value as of December 31, 2019

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 133,560,635	$ -	$ 133,560,635
Short-Term Money Market Fund*	13,861,142	-	13,861,142
Exchange-Traded Futures Contracts
Energies	312,136	-	312,136
Grains	(187,779)	-	(187,779)
Interest rates	394,563	-	394,563
Livestock	(140)	-	(140)
Metals	295,006	-	295,006
Softs	(3,723)	-	(3,723)
Stock indices	287,409	-	287,409

Total exchange-traded futures contracts	1,097,472	-	1,097,472

Over-the-Counter Forward Currency Contracts	-	(1,196,064)	(1,196,064)

Total futures and forward currency contracts (2)	1,097,472	(1,196,064)	(98,592)

Total financial assets and liabilities at fair value	$ 148,519,249	$ (1,196,064)	$ 147,323,185

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 19,975,068
Investments in U.S. Treasury notes			113,585,567
Total investments in U.S. Treasury notes			$ 133,560,635

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 1,097,472
Net unrealized depreciation on open futures and forward currency contracts			(1,196,064)
Total net unrealized depreciation on open futures and forward currency contracts			$ (98,592)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial
Condition.

Financial assets and liabilities at fair value as of December 31, 2018

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 138,416,942	$ -	$ 138,416,942
Short-Term Money Market Fund*	14,354,941	-	14,354,941
Exchange-Traded Futures Contracts
Energies	3,290,973	-	3,290,973
Grains	233,068	-	233,068
Interest rates	55,528	-	55,528
Livestock	810	-	810
Metals	(113,189)	-	(113,189)
Softs	76,581	-	76,581
Stock indices	(316,037)	-	(316,037)

Total exchange-traded futures contracts	3,227,734	-	3,227,734

Over-the-Counter Forward Currency Contracts	-	281,060	281,060

Total futures and forward currency contracts (2)	3,227,734	281,060	3,508,794

Total financial assets at fair value	$ 155,999,617	$ 281,060	$ 156,280,677

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 20,462,519
Investments in U.S. Treasury notes			117,954,423
Total investments in U.S. Treasury notes			$ 138,416,942

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 3,809,427
Net unrealized depreciation on open futures and forward currency contracts			(300,633)
Total net unrealized appreciation on open futures and forward currency contracts			$ 3,508,794

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of
Financial Condition.